Pay vs Performance Disclosure - USD ($)	2 Months Ended	10 Months Ended		12 Months Ended
	Dec. 31, 2022	Nov. 07, 2022	Dec. 31, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance Disclosure

Pay Versus Performance
							Value of Initial Fixed $100 Investment Based On: (5)
Year (1) (a)	Summary Compensation Table Total for PEO 1 (2) (b)	Compensation Actually Paid for PEO 1 (3) (c)	Summary Compensation Table Total for PEO 2 (2) (d)	Compensation Actually Paid for PEO 2 (3) (e)	Average Summary Compensation Table Total for Non-PEO NEOs (2) (h)	Average Compensation Actually Paid for Non-PEO NEOs (4) (i)	Total Shareholder Return (j)	Peer Group Total Shareholder Return (6) (k)	Net Income (l)	Company- Selected Measure: Gross Revenue (7) (m)
2022	$10,280,267	($5,735,389)	$577,608	$799,949	$2,450,602	$790,615	$61	$119	$142,177,000	$1,421,901,000
2021	$8,768,059	$2,003,203	$0	$0	$2,667,749	$1,273,508	$92	$130	$127,791,000	$1,370,598,000
2020	$7,001,341	$10,687,663	$0	$0	$2,241,571	$1,643,342	$101	$101	$72,660,000	$1,294,322,000

1.	The Company’s principal executive officers (“PEOs”) for the applicable years were as follows:

–	2020: Odilon Almeida served as the CEO from March 9, 2020 to December 31, 2020 (“PEO 1”).
–	2021: Odilon Almeida served as the CEO for the entirety of 2021.
–	2022: Odilon Almeida served as the CEO from January 1, 2022 to November 7, 2022; Thomas W. Warsop, III served as the Interim CEO from November 7, 2022 to December 31, 2022 (“PEO 2”).

The Company’s non-PEO NEOs for the applicable years were as follows:

–	2020: Scott W. Behrens, Dennis P. Byrnes, Evanthia Aretakis, Jeremy W. Wilmot, and Craig Saks.
–	2021: Scott W. Behrens, Evanthia Aretakis, Dennis P. Byrnes, Jeremy M. Wilmot, and Ram K. Puppala.
–	2022: Scott W. Behrens; Ram K. Puppala, Alessandro Silva, Deborah L. Guerra; Evanthia Aretakis, and Jeremy M. Wilmot.

2.
Amounts reported in this column represent (i) the total compensation reported in the
Summary
Compensation Table for the
applicable
year for the Company’s PEO(s) and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s non-PEO
NEOs. Note that Mr. Saks is being reported as a
non-PEO
NEO for the entirety of 2020 as the majority of his compensation awarded
and
earned reflects his time as a
non-PEO
NEO and his compensation in the summary compensation table is not divided between his time as PEO and a non-PEO
NEO. If Mr. Saks was disclosed as a PEO for the time he spent in that position, we estimate that his total compensation as reported in the summary compensation table would have been $85,385. and his compensation actually paid would have been -$119,010.

3.
Amounts reported in this column represent the compensation actually paid to PEO 1 and PEO 2, based
on their respective total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

PEO 1
			2020	2021	2022
	Summary Compensation Table – Total Compensation	(a)	$7,001,341	$8,768,059	$10,280,267
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	($6,200,006)	($7,249,979)	($7,499,989)
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$9,886,328	$5,268,521	$516,852
+/-	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$0	($4,783,398)	($1,540,093)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$0	$0	$383,070
+/-	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$0	$0	($429,451)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0	$0	($7,446,046)
=	Compensation Actually Paid		$10,687,663	$2,003,203	($5,735,389)

PEO 2
			2020	2021	2022
	Summary Compensation Table – Total Compensation	(a)	-	-	$577,608
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	-	-	$0
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	-	-	$222,341
+/-	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	-	-	$0
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	-	-	$0
+/-	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	-	-	$0
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	-	-	$0
=	Compensation Actually Paid		-	-	$799,949

a)	Represents “Total” compensation as reported in the Summary Compensation Table for the indicated fiscal year.
b)	Represents the aggregate grant date fair value of the stock awards and option awards granted to the officer during the indicated fiscal year, computed in accordance with FASB ASC 718.
c)
Represents the aggregate fair value as of the indicated fiscal year-end
of the officer’s outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.

d)
Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the officer as of the last day of the indicated fiscal year (as compared to the last day of the preceding fiscal year), computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

e)
Represents the aggregate fair value at vesting of the stock awards and option awards that were granted to the officer and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

f)
Represents the aggregate change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock award and option award held by the officer that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

g)
Represents the aggregate fair value as of the last day of the prior fiscal year of the officer’s stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

4.
Amounts reported in this column represent the compensation actually paid to the NEOs other than the PEO in the indicated fiscal year, based on the average “Total” compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below (with the numbers in the table below each representing average amounts for the applicable non-PEO
NEOs):

Non-PEO NEOs
			2020	2021	2022
	Summary Compensation Table – Total Compensation	(a)	$2,241,571	$2,667,749	$2,450,602
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	($1,669,991)	($1,545,208)	($1,658,331)
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$1,843,117	$1,213,298	$846,128
+/-	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	($13,493)	($726,968)	($344,896)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$0	$0	$11,817
+/-	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$34,993	($335,364)	($227,309)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	($792,854)	$0	($287,395)
=	Compensation Actually Paid		$1,643,342	$1,273,508	$790,615

Please see footnote 1 for the non-PEO NEOs included in the average for each indicated fiscal year. See footnote 3 for explanations of the amounts included in each row of this table.

5.
Pursuant to rules of the SEC, the comparison assumes $100 was invested on December 31, 2019 in our common stock and in the index. Historic stock price performance is not necessarily indicative of future stock price performance.

6.	The TSR peer group consists of the S&P MidCap 400 Index.
7.
As noted in the CD&A, for 2022, the Compensation Committee determined that gross revenue was viewed as a core driver of the Company’s performance and stockholder value creation and, accordingly, was utilized as a component in our annual bonus program for the years 2020, 2021 and 2022.

Company Selected Measure Name				gross revenue
Named Executive Officers, Footnote [Text Block]

The Company’s non-PEO NEOs for the applicable years were as follows:

–	2020: Scott W. Behrens, Dennis P. Byrnes, Evanthia Aretakis, Jeremy W. Wilmot, and Craig Saks.
–	2021: Scott W. Behrens, Evanthia Aretakis, Dennis P. Byrnes, Jeremy M. Wilmot, and Ram K. Puppala.
–	2022: Scott W. Behrens; Ram K. Puppala, Alessandro Silva, Deborah L. Guerra; Evanthia Aretakis, and Jeremy M. Wilmot.

Peer Group Issuers, Footnote [Text Block]
6.	The TSR peer group consists of the S&P MidCap 400 Index.

Adjustment To PEO Compensation, Footnote [Text Block]
2.
Amounts reported in this column represent (i) the total compensation reported in the
Summary
Compensation Table for the
applicable
year for the Company’s PEO(s) and (ii) the average of the total compensation reported in the Summary Compensation Table for the applicable year for the Company’s non-PEO
NEOs. Note that Mr. Saks is being reported as a
non-PEO
NEO for the entirety of 2020 as the majority of his compensation awarded
and
earned reflects his time as a
non-PEO
NEO and his compensation in the summary compensation table is not divided between his time as PEO and a non-PEO
NEO. If Mr. Saks was disclosed as a PEO for the time he spent in that position, we estimate that his total compensation as reported in the summary compensation table would have been $85,385. and his compensation actually paid would have been -$119,010.

3.
Amounts reported in this column represent the compensation actually paid to PEO 1 and PEO 2, based
on their respective total compensation reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below:

PEO 1
			2020	2021	2022
	Summary Compensation Table – Total Compensation	(a)	$7,001,341	$8,768,059	$10,280,267
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	($6,200,006)	($7,249,979)	($7,499,989)
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$9,886,328	$5,268,521	$516,852
+/-	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	$0	($4,783,398)	($1,540,093)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$0	$0	$383,070
+/-	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$0	$0	($429,451)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	$0	$0	($7,446,046)
=	Compensation Actually Paid		$10,687,663	$2,003,203	($5,735,389)

PEO 2
			2020	2021	2022
	Summary Compensation Table – Total Compensation	(a)	-	-	$577,608
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	-	-	$0
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	-	-	$222,341
+/-	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	-	-	$0
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	-	-	$0
+/-	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	-	-	$0
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	-	-	$0
=	Compensation Actually Paid		-	-	$799,949

a)	Represents “Total” compensation as reported in the Summary Compensation Table for the indicated fiscal year.
b)	Represents the aggregate grant date fair value of the stock awards and option awards granted to the officer during the indicated fiscal year, computed in accordance with FASB ASC 718.
c)
Represents the aggregate fair value as of the indicated fiscal year-end
of the officer’s outstanding and unvested stock awards and option awards granted during such fiscal year, computed in accordance with FASB ASC 718.

d)
Represents the aggregate change in fair value during the indicated fiscal year of the outstanding and unvested stock awards and option awards held by the officer as of the last day of the indicated fiscal year (as compared to the last day of the preceding fiscal year), computed in accordance with FASB ASC 718 and, for awards subject to performance-based vesting conditions, based on the probable outcome of such performance-based vesting conditions as of the last day of the fiscal year.

e)
Represents the aggregate fair value at vesting of the stock awards and option awards that were granted to the officer and vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

f)
Represents the aggregate change in fair value, measured from the prior fiscal year-end
to the vesting date, of each stock award and option award held by the officer that was granted in a prior fiscal year and which vested during the indicated fiscal year, computed in accordance with FASB ASC 718.

g)
Represents the aggregate fair value as of the last day of the prior fiscal year of the officer’s stock awards and option awards that were granted in a prior fiscal year and which failed to meet the applicable vesting conditions in the indicated fiscal year, computed in accordance with FASB ASC 718.

Non-PEO NEO Average Total Compensation Amount				$ 2,450,602	$ 2,667,749	$ 2,241,571
Non-PEO NEO Average Compensation Actually Paid Amount				$ 790,615	1,273,508	1,643,342
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
4.
Amounts reported in this column represent the compensation actually paid to the NEOs other than the PEO in the indicated fiscal year, based on the average “Total” compensation for such NEOs reported in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below (with the numbers in the table below each representing average amounts for the applicable non-PEO
NEOs):

Non-PEO NEOs
			2020	2021	2022
	Summary Compensation Table – Total Compensation	(a)	$2,241,571	$2,667,749	$2,450,602
-	Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year	(b)	($1,669,991)	($1,545,208)	($1,658,331)
+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	(c)	$1,843,117	$1,213,298	$846,128
+/-	Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years	(d)	($13,493)	($726,968)	($344,896)
+	Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	(e)	$0	$0	$11,817
+/-	Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(f)	$34,993	($335,364)	($227,309)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	(g)	($792,854)	$0	($287,395)
=	Compensation Actually Paid		$1,643,342	$1,273,508	$790,615

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Tabular List of Financial Performance Measures
The following is a list of financial performance measures, which in the Company’s assessment represent the most important financial performance measures used by the Company to link compensation actually
paid to the NEOs for 2022 to Company performance:

Most Important Financial Performance Measures
1-Year Adjusted EBITDA
1-Year Gross Revenue
Relative Total Shareholder Return

Total Shareholder Return Amount				$ 61	92	101
Peer Group Total Shareholder Return Amount				119	130	101
Net Income (Loss)				$ 142,177,000	$ 127,791,000	$ 72,660,000
Company Selected Measure Amount				1,421,901,000	1,370,598,000	1,294,322,000
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name				1-Year Adjusted EBITDA
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name				1-Year Gross Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name				Relative Total Shareholder Return
Odilon Almeida [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				$ 10,280,267	$ 8,768,059	$ 7,001,341
PEO Actually Paid Compensation Amount				(5,735,389)	$ 2,003,203	10,687,663
PEO Name		Odilon Almeida	Odilon Almeida		Odilon Almeida
Thomas W. Warsop, III [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount				577,608	$ 0	0
PEO Actually Paid Compensation Amount				799,949	0	0
PEO Name	Thomas W. Warsop, III
Craig Saks [Member]
Pay vs Performance Disclosure [Table]
Non-PEO NEO Average Total Compensation Amount						85,385
Non-PEO NEO Average Compensation Actually Paid Amount						(119,010)
PEO [Member] | Odilon Almeida [Member] | Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(7,499,989)	(7,249,979)	(6,200,006)
PEO [Member] | Odilon Almeida [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				516,852	5,268,521	9,886,328
PEO [Member] | Odilon Almeida [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(1,540,093)	(4,783,398)	0
PEO [Member] | Odilon Almeida [Member] | Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				383,070	0	0
PEO [Member] | Odilon Almeida [Member] | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(429,451)	0	0
PEO [Member] | Odilon Almeida [Member] | Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(7,446,046)	0	0
PEO [Member] | Thomas W. Warsop, III [Member] | Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	0
PEO [Member] | Thomas W. Warsop, III [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				222,341	0	0
PEO [Member] | Thomas W. Warsop, III [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	0
PEO [Member] | Thomas W. Warsop, III [Member] | Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	0
PEO [Member] | Thomas W. Warsop, III [Member] | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	0
PEO [Member] | Thomas W. Warsop, III [Member] | Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				0	0	0
Non-PEO NEO [Member] | Grant Date Fair Value of Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(1,658,331)	(1,545,208)	(1,669,991)
Non-PEO NEO [Member] | Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				846,128	1,213,298	1,843,117
Non-PEO NEO [Member] | Change in Fair Value of Outstanding and Unvested Stock Awards and Option Awards Granted in Prior Fiscal Years [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(344,896)	(726,968)	(13,493)
Non-PEO NEO [Member] | Fair Value at Vesting of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				11,817	0	0
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(227,309)	(335,364)	34,993
Non-PEO NEO [Member] | Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				$ (287,395)	$ 0	$ (792,854)